AMERICAN CENTURY MUTUAL FUNDS, INC.

                              PROSPECTUS SUPPLEMENT
 Twentieth Century Growth o Twentieth Century Select o Twentieth Century Ultra
             Twentieth Century Vista o Twentieth Century Heritage

                        SUPPLEMENT DATED JANUARY 15, 1998
                         Prospectus dated March 1, 1997

             Investor Class o Institutional Class o Advisor Class

The following disclosure replaces the third sentence of the paragraph under the heading "American Century - Twentieth Century Heritage Fund" on page 2 of each Prospectus.

    As a matter of fundamental policy, 80% of the assets of the Select fund and 60% of the assets of the Heritage fund must be invested in securities of companies that have a record of paying dividends or have committed themselves to the payment of regular dividends, or otherwise produce income.

The following disclosure replaces the second and third sentences of the first paragraph under the heading "Select and Heritage" on page 10 of the Investor and Institutional Class Prospectuses and page 12 of the Advisor Class Prospectus.

    Additionally, as a matter of fundamental policy, 80% of the assets of the Select fund and 60% of the assets of the Heritage fund must be invested in securities of companies that have a record of paying dividends or have committed themselves to the payment of regular dividends, or otherwise produce income. The remaining 20% of the Select fund and 40% of the Heritage fund may be invested in any otherwise permissible securities that the manager believes will contribute to the funds' stated investment objectives.

The  following  disclosure  should be  inserted  after the  section  "Repurchase
Agreements"  found  on  page  12  of  the  Investor  and   Institutional   Class
Prospectuses and page 14 of the Advisor Class Prospectus.

FUTURES AND OPTIONS

    The funds may invest in financial futures contracts and options thereon. A financial futures contract is an agreement to take or make delivery of a financial asset or an amount of cash, as specified in the applicable contract, at some time in the future. The value of the asset or cash to be delivered at the end of the contract period is calculated based upon the difference in value between the making of the contract and the end of the contract period of a financial index, indicator, or security underlying the futures contract.

    Rather than actually purchasing a financial asset (e.g., a long- or short-term treasury security) or all of the securities contained in a specific index (e.g., the S&P 500), the manager may choose to purchase a futures contract which reflects the value of such securities or index. For example, an S&P 500 futures contract reflects the value of the underlying companies that comprise the S&P 500 Composite Stock Price Index. If the aggregate market value of the index securities increases or decreases during the contract period of an S&P 500 futures contract, the amount of cash to be paid to the contract holder at the end of the period would correspondingly increase or decrease. As a result, the manager is able to expose to the market cash that is held by the funds to meet anticipated redemptions or for future investment opportunities. Because futures contracts generally settle more quickly than their underlying securities, the manager believes that the use of futures and options thereon allows the funds to be fully invested while maintaining the needed liquidity.

    The funds will not purchase leveraged futures. When a fund enters into a futures contract, it must make a deposit of cash or high-quality debt securities, known as "initial margin," as partial security for its performance under the contract. As the value of the contract fluctuates, a party to the contract may be required to make additional margin payments, known as "variation margin," to cover a portion of such fluctuation. A fund will also deposit in a segregated account with its custodian bank cash or high-quality debt securities in an amount equal to the fund's payment obligation under the futures contract, less any initial or variation margin. For options sold, a fund will segregate cash of high-quality debt securities equal to the value of the securities underlying the option unless the option is otherwise covered.

The following disclosure replaces the paragraph under the heading "Portfolio Lending" on page 13 of the Investor and Institutional Class Prospectuses and page 15 of the Advisor Class Prospectus.

    In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

The following disclosure should be inserted after the section "Rule 144A Securities" on page 14 of the Investor and Institutional Class Prospectuses and page 16 of the Advisor Class Prospectus.

INVESTMENTS IN COMPANIES WITH LIMITED OPERATING HISTORY

    The funds may invest in the securities of issuers with limited operating history. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

    Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the fund(s). In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

    Select, Growth and Ultra will not invest more than 5% of their total assets in the securities of issuers with less than a three-year operating history. Vista and Heritage will not invest more than 10% of their total assets in the securities of issuers with less than a three-year operating history. The manager will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

The following disclosure replaces the first paragraph under the heading "Short Sales" on page 14 of the Investor and Institutional Class Prospectuses and page 16 of the Advisor Class Prospectus.

    A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short. Such transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

The following disclosure should be inserted as the second paragraph under the heading "American Century Investments" on page 16 of the Investor and Institutional Class Prospectuses and as the last paragraph under the heading "How to Purchase and Sell American Century Funds" on page 18 of the Advisor Class Prospectus.

    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If additional copies of financial reports and prospectuses or separate mailing of account statements is desired, please call us at the above-referenced telephone number.

The following disclosure is added on page 23 of the Investor Class Prospectus, page 22 of the Institutional Class Prospectus and page 20 of the Advisor Class Prospectus, following the last paragraph under the heading "When Share Price is Determined."

    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.

The second paragraph under the heading "Investment Management," on page 26 of the Investor Class Prospectus, page 25 of the Institutional Class Prospectus, and page 23 of the Advisor Class Prospectus, is deleted.

The following disclosure replaces the fifth through twelfth paragraphs under the heading "Investment Management," on page 26 of the Investor Class Prospectus, page 25 of the Institutional Class Prospectus, and page 23 of the Advisor Class Prospectus.

    JAMES E. STOWERS III, Chief Executive Officer and Portfolio Manager, joined American Century in 1981. He is a member of the team that manages Ultra.

    ARNOLD K. DOUVILLE, Vice President and Portfolio Manager, joined American Century in November 1997. Prior to joining American Century, Mr. Douville served as Senior Portfolio Manager for Munder Capital Management. He is a member of the team that manages Vista.

    GLENN A. FOGLE, Vice President and Portfolio Manager, joined American Century in September 1990 as an Investment Analyst, a position he held until March 1993. At that time he was promoted to Portfolio Manager. He is a member of the team that manages Vista.

    C. KIM GOODWIN, Vice President and Portfolio Manager, joined American Century in October 1997. Prior to joining American Century, Ms. Goodwin served as Senior Vice President and Portfolio Manager at Putnam Investments from May 1996 to September 1997 and Vice President and Portfolio Manager at Prudential Investments from February 1993 to April 1996. Prior to that, she served as an Assistant Vice President and Portfolio Manager at Mellon Bank Corporation. She is a member of the team that manages Growth.

    JEAN C. LEDFORD, Vice President and Portfolio Manager, joined American Century in January 1997 as a Portfolio Manager. Prior to joining American Century, Ms. Ledford worked for the State of Wisconsin Investment Board as an Investment Director from 1994 to 1996 and as an Assistant Investment Director from 1983 to 1994. Ms. Ledford is a member of the team that manages Select.

    NANCY B. PRIAL, Vice President and Portfolio Manager, joined American Century in February 1994 as a Portfolio Manager. For more than four years prior to joining American Century, Ms. Prial served as Senior Vice President and Portfolio Manager at Frontier Capital Management Company, Boston, Massachusetts. She is a member of the team that manages Heritage.

    KEVIN M. LEWIS, Portfolio Manager, joined American Century in October 1995. Prior to that he served as a Portfolio Manager for Virtus Capital Management, Richmond, Virginia, from January 1995 to October 1995. Prior to that, he was a Portfolio Manager for Signet Trust Company, Richmond, Virginia. Mr. Lewis is a member of the team that manages Growth.

    JOHN R. SYKORA, Portfolio Manager, joined American Century in May 1994 as an Investment Analyst, a position he held until August 1997. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Sykora served as a Financial Analyst for Business Men's Assurance Company of America, Kansas City, Missouri, from August 1993 to April 1994. Prior to that Mr. Sykora attended Michigan State University where he obtained his MBA degree. Mr. Sykora is a member of the team that manages Growth.

    BRUCE A. WIMBERLY, Portfolio Manager, joined American Century in September 1994 as an Investment Analyst, a position he held until July 1996. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Wimberly attended Kellogg Graduate School of Management, Northwestern University from August 1992 to August 1994, where he obtained his MBA degree. Mr. Wimberly is a member of the team that manages Ultra.

The following disclosure is added on page 27 of the Investor Class Prospectus, page 26 of the Institutional Class Prospectus and page 24 of the Advisor Class Prospectus, following the last paragraph under the heading "Transfer and Administrative Services."

    Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager.

The following disclosure replaces the first sentence under the heading "Distribution of Fund Shares" found on page 28 of the Investor Class Prospectus, page 26 of the Institutional Class Prospectus and page 24 of the Advisor Class Prospectus.

    The funds' shares are distributed by FDI, a registered broker-dealer (the Distributor). FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

The following disclosure should be inserted as the last paragraph under the heading "Distribution of Fund Shares" on page 28 of the Investor Class Prospectus, page 26 of the Institutional Class Prospectus and page 24 of the Advisor Class Prospectus.

    Investors may open accounts with American Century only through the Distributor. All purchase transactions in the funds offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the Distributor.



P.O. Box 419200                                          [american century logo]
Kansas City, Missouri                                           American
64141-6200                                                   Century(reg.sm)
1-800-345-2021 or 816-531-5575

SH-SPL-11250  9801

                       AMERICAN CENTURY MUTUAL FUNDS, INC.

                              PROSPECTUS SUPPLEMENT
                           Twentieth Century Giftrust

                        SUPPLEMENT DATED JANUARY 15, 1998
                         Prospectus dated March 1, 1997

The following disclosure should be inserted after the section "Repurchase Agreements" found on page 8 of the Prospectus.

FUTURES AND OPTIONS

    The fund may invest in financial futures contracts and options thereon. A financial futures contract is an agreement to take or make delivery of a financial asset or an amount of cash, as specified in the applicable contract, at some time in the future. The value of the asset or cash to be delivered at the end of the contract period is calculated based upon the difference in value between the making of the contract and the end of the contract period of a financial index, indicator, or security underlying the futures contract.

    Rather than actually purchasing a financial asset (e.g., a long- or short-term treasury security) or all of the securities contained in a specific index (e.g., the S&P 500), the manager may choose to purchase a futures contract which reflects the value of such securities or index. For example, an S&P 500 futures contract reflects the value of the underlying companies that comprise the S&P 500 Composite Stock Price Index. If the aggregate market value of the index securities increases or decreases during the contract period of an S&P 500 futures contract, the amount of cash to be paid to the contract holder at the end of the period would correspondingly increase or decrease. As a result, the manager is able to expose to the market cash that is held by the fund to meet anticipated redemptions or for future investment opportunities. Because futures contracts generally settle more quickly than their underlying securities, the manager believes that the use of futures and options thereon allows the fund to be fully invested while maintaining the needed liquidity.

    The fund will not purchase leveraged futures. When a fund enters into a futures contract, it must make a deposit of cash or high-quality debt securities, known as "initial margin," as partial security for its performance under the contract. As the value of the contract fluctuates, a party to the contract may be required to make additional margin payments, known as "variation margin," to cover a portion of such fluctuation. A fund will also deposit in a segregated account with its custodian bank cash or high-quality debt securities in an amount equal to the fund's payment obligation under the futures contract, less any initial or variation margin. For options sold, a fund will segregate cash of high-quality debt securities equal to the value of the securities underlying the option unless the option is otherwise covered.

The following disclosure replaces the paragraph under the heading "Portfolio Lending" on page 9 of the Prospectus.

    In order to realize additional income, the fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

The following disclosure should be inserted after the section "Rule 144A Securities" on page 9 of the Prospectus.

INVESTMENTS IN COMPANIES WITH LIMITED OPERATING HISTORY

    The fund may invest in the securities of issuers with limited operating history. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

    Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the fund. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

    Giftrust will not invest more than 10% of its total assets in the securities of issuers with less than a three-year operating history. The manager will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

The following disclosure replaces the first paragraph under the heading "Short Sales" on page 10 of the Prospectus.

    The fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short. Such transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

The following disclosure should be inserted as the second paragraph under the heading "American Century Investments" found on page 11 of the Prospectus.

    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If additional copies of financial reports and prospectuses or separate mailing of account statements is desired, please call us. The following disclosure replaces the fourth paragraph under the heading "Investment Management" found on page 18 of the Prospectus.

    CHRISTOPHER K. BOYD, Vice President and Portfolio Manager, joined American Century in January 1998. With the exception of 1997, Mr. Boyd has been with American Century since March 1988 and served as a Portfolio Manager since December 1992. During 1997, Mr. Boyd was in private practice as an investment advisor.

The following disclosure is added on page 19 of the Prospectus, following the last paragraph under the heading "Transfer and Administrative Services."

    Pursuant  to  a  Sub-Administration   Agreement  with  the  manager,   Funds
Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager.

The  following   disclosure  replaces  the  first  sentence  under  the  heading
"Distribution of Fund Shares" found on page 19 of the Prospectus.

    The fund's shares are distributed by FDI, a registered broker-dealer (the Distributor). FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

The following disclosure should be inserted as the last paragraph under the heading "Distribution of Fund Shares" on page 19 of the Prospectus.

    Investors may open accounts with American Century only through the Distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the Distributor.



P.O. Box 419200                                        [american century logo]
Kansas City, Missouri                                          American
64141-6200                                                  Century(reg.sm)
1-800-345-2021 or 816-531-5575

SH-SPL-11251 9801

                       AMERICAN CENTURY MUTUAL FUNDS, INC.

                              PROSPECTUS SUPPLEMENT
                            American Century Balanced
              Investor Class o Institutional Class o Advisor Class

                        SUPPLEMENT DATED JANUARY 15, 1998
                         Prospectus dated March 1, 1997

The following disclosure should be inserted after the section "Repurchase Agreements" found on page 8 of the Investor Class, Institutional Class and Advisor Class Prospectuses.

FUTURES AND OPTIONS

   The fund may invest in financial futures contracts and options thereon. A financial futures contract is an agreement to take or make delivery of a financial asset or an amount of cash, as specified in the applicable contract, at some time in the future. The value of the asset or cash to be delivered at the end of the contract period is calculated based upon the difference in value between the making of the contract and the end of the contract period of a financial index, indicator, or security underlying the futures contract.

   Rather than actually purchasing a financial asset (e.g., a long- or short-term treasury security) or all of the securities contained in a specific index (e.g., the S&P 500), the manager may choose to purchase a futures contract which reflects the value of such securities or index. For example, an S&P 500 futures contract reflects the value of the underlying companies that comprise the S&P 500 Composite Stock Price Index. If the aggregate market value of the index securities increases or decreases during the contract period of an S&P 500 futures contract, the amount of cash to be paid to the contract holder at the end of the period would correspondingly increase or decrease. As a result, the manager is able to expose to the market cash that is held by the fund to meet anticipated redemptions or for future investment opportunities. Because futures contracts generally settle more quickly than their underlying securities, the manager believes that the use of futures and options thereon allows the fund to be fully invested while maintaining the needed liquidity.

   The fund will not purchase leveraged futures. When a fund enters into a futures contract, it must make a deposit of cash or high-quality debt securities, known as "initial margin," as partial security for its performance under the contract. As the value of the contract fluctuates, a party to the contract may be required to make additional margin payments, known as "variation margin," to cover a portion of such fluctuation. A fund will also deposit in a segregated account with its custodian bank cash or high-quality debt securities in an amount equal to the fund's payment obligation under the futures contract, less any initial or variation margin. For options sold, a fund will segregate cash of high-quality debt securities equal to the value of the securities underlying the option unless the option is otherwise covered.

The following disclosure replaces the paragraph under the heading "Portfolio Lending" found on page 9 of each Prospectus.

   In order to realize additional income, the fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

The disclosure in the following paragraphs should be inserted after the section "Rule 144A Securities" found on page 10 of the Investor Class, Institutional Class and Advisor Class Prospectuses.

INVESTMENTS IN COMPANIES WITH LIMITED  OPERATING HISTORY

   The fund may invest in the securities of issuers with limited operating history. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

   Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the fund(s). In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

   Balanced will not invest more than 5% of its total assets in the securities of issuers with less than a three-year operating history. The manager will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

The following disclosure replaces the first paragraph under the heading "Short Sales" found on page 10 of each Prospectus.

   The fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short. Such transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

The following disclosure should be inserted as the second paragraph under the heading "American Century Investments" found on page 12 of the Investor Class and Institutional Class Prospectuses and as the last paragraph under the heading "How to Purchase and Sell American Century Funds" found on page 12 of the Advisor Class Prospectus.

   To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If additional copies of financial reports and prospectuses or separate mailing of account statements is desired, please call us.

The following disclosure is added on page 19 of the Investor Class Prospectus, page 18 of the Institutional Class Prospectus and page 14 of the Advisor Class Prospectus, following the last paragraph under the heading "When Share Price is Determined."

   We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.

The second paragraph under the heading "Investment Management," found on page 22 of the Investor Class Prospectus, page 21 of the Institutional Class Prospectus, and page 17 of the Advisor Class Prospectus, is deleted.

The following disclosure is added on page 23 of the Investor Class Prospectus, page 22 of the Institutional Class Prospectus and page 18 of the Advisor Class Prospectus, following the last paragraph under the heading "Transfer and Administrative Services."

   Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager.

The following disclosure replaces the first sentence under the heading Distribution of Fund Shares" found on page 23 of the Investor Class Prospectus, page 22 of the Institutional Class Prospectus and page 18 of the Advisor Class Prospectus.

   The fund's shares are distributed by FDI, a registered broker-dealer (the "Distributor). FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

The following disclosure should be inserted as the last paragraph under the heading "Distribution of Fund Shares" on page 23 of the Investor Class Prospectus, page 22 of the Institutional Class Prospectus and page 18 of the Advisor Class Prospectus.

   Investors  may  open   accounts  with  American   Century  only  through  the
Distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the Distributor.



P.O. Box 419200                                        [american century logo]
Kansas City, Missouri                                          American
64141-6200                                                  Century(reg.sm)
1-800-345-2021 or 816-531-5575

SH-SPL-11252 9801

                       AMERICAN CENTURY MUTUAL FUNDS, INC.

                              PROSPECTUS SUPPLEMENT
                               Benham Cash Reserve
                         Investor Class o Advisor Class

                        SUPPLEMENT DATED JANUARY 15, 1998
                         Prospectus dated March 1, 1997

The table found on page 4 of the Investor Class Prospectus is deleted and replaced in its entirety with the following:

                                                                    Cash Reserve

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases .............................   none

Maximum Sales Load Imposed on Reinvested Dividends ..................   none

Deferred Sales Load .................................................   none

Redemption Fee(1) ...................................................   none

Exchange Fee ........................................................   none

ANNUAL OPERATING EXPENSES
(as a percentage of net assets)

Management Fees .....................................................  0.60%

12b-1 Fees ..........................................................   none

Other Expenses(2) ...................................................  0.00%

Total Fund Operating Expenses .......................................  0.60%

EXAMPLE:

You would pay the following expenses on a $1,000             1 year    $ 6
investment, assuming a 5% annual return and                 3 years     19
redemption at the end of each time period:                  5 years     33
                                                           10 years     75

(1)  Redemption proceeds sent by wire are subject to a $10 processing charge.

(2) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were less than .01 of 1% of average net assets for the most recent fiscal year.


The table found on page 4 of the Advisor Class Prospectus is deleted and replaced in its entirety with the following:

                                                                    Cash Reserve

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases .............................   none

Maximum Sales Load Imposed on Reinvested Dividends ..................   none

Deferred Sales Load .................................................   none

Redemption Fee ......................................................   none

Exchange Fee ........................................................   none

ANNUAL OPERATING EXPENSES
(as a percentage of net assets)

Management Fees .....................................................  0.35%

12b-1 Fees(1) .......................................................  0.50%

Other Expenses(2) ...................................................  0.00%

Total Fund Operating Expenses .......................................  0.85%

EXAMPLE:

You would pay the following expenses on a $1,000             1 year   $   9
investment, assuming a 5% annual return and                 3 years      27
redemption at the end of each time period:                  5 years      47
                                                           10 years     105

(1) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page 14.

(2) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were less than 0.01 of 1% of average net assets for the most recent fiscal year.


The following disclosure replaces the paragraph under the heading "Portfolio Lending" found on page 7 of each Prospectus.

   In order to realize additional income, the fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

The following disclosure should be inserted after the section "Rule 144A Securities" found on page 8 of the Investor and Advisor Class Prospectuses.

INVESTMENTS IN COMPANIES WITH LIMITED  OPERATING HISTORY

   The fund may invest in the securities of issuers with limited operating history. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

   Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the fund. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

   Cash Reserve will not invest more than 5% of its total assets in the securities of issuers with less than a three-year operating history. The manager will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

The following disclosure should be inserted as the second paragraph under the heading "American Century Investments" found on page 10 of the Investor Class Prospectus and as the last paragraph under the heading "How to Purchase and Sell American Century Funds" found on page 10 of the Advisor Class Prospectus.

   To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If additional copies of financial reports and prospectuses or separate mailing of account statements is desired, please call us at the above-referenced telephone number.

The following disclosure is added on page 16 of the Investor Class Prospectus and page 11 of the Advisor Class Prospectus, following the last paragraph under the heading "When Share Price is Determined.

   We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.

The second paragraph under the heading "Investment Management," found on page 17 of the Investor Class Prospectus and page 12 of the Advisor Class Prospectus is deleted.

The following disclosure replaces the sixth paragraph under the heading "Investment Management" found on page 18 of the Investor Class Prospectus and page 13 of the Advisor Class Prospectus.


   AMY O'DONNELL, Portfolio Manager, joined American Century in 1988, becoming a member of its portfolio department in 1988. In 1992 she assumed her current position as a Portfolio Manager of three other funds.

The disclosure set forth below replaces the eighth paragraph under the heading "Investment Management" found on page 18 of the Investor Class Prospectus.

   For the services provided to the fund, the manager receives an annual fee of 0.60% of the average net assets of Cash Reserve.

The disclosure set forth below replaces the eighth paragraph under the heading "Investment Management" found on page 13 of the Advisor Class Prospectus.

   For the services provided to the fund, the manager receives an annual fee of 0.35% of the average net assets of Cash Reserve.

The following disclosure is added following the last paragraph under the heading "Transfer and Administrative Services" found on page 18 of the Investor Class Prospectus and page 13 of the Advisor Class Prospectus.

   Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager.

The  following   disclosure  replaces  the  first  sentence  under  the  heading
"Distribution of Fund Shares" found on page 19 of the Investor Class Prospectus and page 13 of the Advisor Class Prospectus.

   The fund's shares are distributed by FDI, a registered broker-dealer (the Distributor). FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

The following disclosure should be inserted as the last paragraph under the heading "Distribution of Fund Shares" on page 19 of the Investor Class Prospectus and page 13 of the Advisor Class Prospectus.

   Investors  may  open   accounts  with  American   Century  only  through  the
Distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the Distributor.



P.O. Box 419200                                        [american century logo]
Kansas City, Missouri                                          American
64141-6200                                                  Century(reg.sm)
1-800-345-2021 or 816-531-5575

SH-SPL-11253 9801

                       AMERICAN CENTURY MUTUAL FUNDS, INC.

                              PROSPECTUS SUPPLEMENT
     Benham Limited-Term Bond o Benham Intermediate-Term Bond o Benham Bond
                         Investor Class o Advisor Class

                        SUPPLEMENT DATED JANUARY 15, 1998
                         Prospectus dated March 1, 1997

The following disclosure replaces the paragraph under the heading "Portfolio Lending" found on page 12 of each Prospectus:

   In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the Fund's net assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

The following disclosure should be inserted after the section "Rule 144A Securities" found on page 12 of the Investor and Advisor Class Prospectuses.

INVESTMENTS IN COMPANIES WITH LIMITED  OPERATING HISTORY

   The Funds may invest in the securities of issuers with limited operating history. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

   Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the Funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

   The Funds will not invest more than 5% of their total assets in the securities of issuers with less than a three-year operating history. The manager will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

The following disclosure should be inserted as the second paragraph under the heading "American Century Investments" found on page 15 of the Investor Class Prospectus and as the last paragraph under the heading "How to Purchase and Sell American Century Funds" found on page 15 of the Advisor Class Prospectus.

   To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If additional copies of financial reports and prospectuses or separate mailing of account statements is desired, please call us at the above-referenced telephone number.

The following disclosure is added on page 21 of the Investor Class Prospectus and on page 16 of the Advisor Class Prospectus, following the last paragraph under the heading "When Share Price is Determined."

   We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the Fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The Fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the Fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.

The second paragraph under the heading "Investment Management," found on page 23 of the Investor Class Prospectus and page 18 of the Advisor Class Prospectus, is deleted.

The following disclosure is added following the last paragraph under the heading "Transfer and Administrative Services" on page 24 of the Investor Class Prospectus and page 19 of the Advisor Class Prospectus."

   Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the Funds. FDI is responsible for (i) providing certain officers of the Funds and (ii) reviewing and filing marketing and sales literature on behalf of the Funds. The fees and expenses of FDI are paid by the manager.

The  following   disclosure  replaces  the  first  sentence  under  the  heading
"Distribution of Fund Shares" found on page 25 of the Investor Class Prospectus and page 19 of the Advisor Class Prospectus.

   The Funds' shares are distributed by FDI, a registered broker-dealer (the Distributor). FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

The following disclosure should be inserted as the last paragraph under the heading "Distribution of Fund Shares" on page 25 of the Investor Class Prospectus and page 19 of the Advisor Class Prospectus.

   Investors may open accounts with American Century only through the Distributor. All purchase transactions in the Funds offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the Distributor.



P.O. Box 419200                                        [american century logo]
Kansas City, Missouri                                          American
64141-6200                                                  Century(reg.sm)
1-800-345-2021 or 816-531-5575

SH-SPL-11254 9801

                       AMERICAN CENTURY MUTUAL FUNDS, INC.

                              PROSPECTUS SUPPLEMENT
                       Twentieth Century New Opportunities

                        SUPPLEMENT DATED JANUARY 15, 1998
                         Prospectus dated March 1, 1997

The following disclosure should be inserted after the section "Repurchase Agreements" on page 8 of the Prospectus.

FUTURES AND OPTIONS

   The fund may invest in financial futures contracts and options thereon. A financial futures contract is an agreement to take or make delivery of a financial asset or an amount of cash, as specified in the applicable contract, at some time in the future. The value of the asset or cash to be delivered at the end of the contract period is calculated based upon the difference in value between the making of the contract and the end of the contract period of a financial index, indicator, or security underlying the futures contract.

   Rather than actually purchasing a financial asset (e.g., a long- or short-term treasury security) or all of the securities contained in a specific index (e.g., the S&P 500), the manager may choose to purchase a futures contract which reflects the value of such securities or index. For example, an S&P 500 futures contract reflects the value of the underlying companies that comprise the S&P 500 Composite Stock Price Index. If the aggregate market value of the index securities increases or decreases during the contract period of an S&P 500 futures contract, the amount of cash to be paid to the contractholder at the end of the period would correspondingly increase or decrease. As a result, the manager is able to expose to the market cash that is held by the fund to meet anticipated redemptions or for future investment opportunities. Because futures contracts generally settle more quickly than their underlying securities, the manager believes that the use of futures and options thereon allows the fund to be fully invested while maintaining the needed liquidity.

   The fund will not purchase leveraged futures. When a fund enters into a futures contract, it must make a deposit of cash or high-quality debt securities, known as "initial margin," as partial security for its performance under the contract. As the value of the contract fluctuates, a party to the contract may be required to make additional margin payments, known as "variation margin," to cover a portion of such fluctuation. A fund will also deposit in a segregated account with its custodian bank cash or high-quality debt securities in an amount equal to the fund's payment obligation under the futures contract, less any initial or variation margin. For options sold, a fund will segregate cash of high-quality debt securities equal to the value of the securities underlying the option unless the option is otherwise covered.

The following disclosure replaces the paragraph under the heading "Portfolio Lending" on page 9 of the Prospectus.

   In order to realize additional income, the fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

The disclosure in the following paragraphs should be inserted after the section "Rule 144A Securities" on page 9 of the Prospectus.

INVESTMENTS IN COMPANIES WITH LIMITED  OPERATING HISTORY

   The fund may invest in the securities of issuers with limited operating history. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

   Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the fund(s). In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

   New Opportunities will not invest more than 10% of its total assets in the securities of issuers with less than a three-year operating history. The manager will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

The following disclosure replaces the first paragraph under the heading "Short Sales" on page 10 of the Prospectus.

   The fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short. Such transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

The following disclosure should be inserted as the second paragraph under the heading "American Century Investments" on page 11 of the Prospectus.

   To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If additional copies of financial reports and prospectuses or separate mailing of account statements is desired, please call us.

The second paragraph under the heading "Investment Management," found on page 20 of the Prospectus, is deleted. The following disclosure replaces the fifth paragraph under the heading "Investment Management," found on page 20 of the Prospectus.

CHRISTOPHER K. BOYD, Vice President and Portfolio Manager, joined American Century in January 1998. With the exception of 1997, Mr. Boyd has been with American Century since March 1988 and served as a Portfolio Manager since December 1992. During 1997, Mr. Boyd was in private practice as an investment advisor.

The following disclosure is added following the last paragraph under the heading "Transfer and Administrative Services" on page 21 of the Prospectus.

   Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager.

The  following   disclosure  replaces  the  first  sentence  under  the  heading
"Distribution of Fund Shares" on page 22 of the Prospectus.

   The fund's shares are distributed by FDI, a registered broker-dealer (the Distributor). FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

The following disclosure should be inserted as the last paragraph under the heading "Distribution of Fund Shares" on page 22 of the Prospectus.

   Investors  may  open   accounts  with  American   Century  only  through  the
Distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the Distributor.



P.O. Box 419287                                        [american century logo]
Kansas City, Missouri                                          American
64141-6287                                                  Century(reg.sm)
1-800-345-8810 or 816-531-5575

SH-SPL-11255 9801

                       AMERICAN CENTURY MUTUAL FUNDS, INC.

                              PROSPECTUS SUPPLEMENT
                                   High-Yield

                        SUPPLEMENT DATED JANUARY 15, 1998
                       Prospectus dated September 30, 1997
                         Investor Class o Advisor Class

The following disclosure should be inserted after the section "Rule 144A Securities" found on page 9 of the Investor Class Prospectus and page 10 of the Advisor Class Prospectus.

INVESTMENTS IN COMPANIES WITH  LIMITED OPERATING HISTORY

   The Fund may invest in the securities of issuers with limited operating history. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

   Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the Fund. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

   High-Yield will not invest more than 15% of its total assets in the securities of issuers with less than a three-year operating history. The manager will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

The following disclosure is added on page 18 of the Investor Class Prospectus and page 13 of the Advisor Class Prospectus, following the last paragraph under the heading "When Share Price is Determined."

   We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the Fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the Fund's behalf up to the applicable cut-off time. The Fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the Fund's net asset value next determined after acceptance on the Fund's behalf by such intermediary.

The following disclosure is added on page 21 of the Investor Class Prospectus and page 16 of the Advisor Class Prospectus, following the last paragraph under the heading "Transfer and Administrative Services."

   Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the Fund. FDI is responsible for (i) providing certain officers of the Fund and (ii) reviewing and filing marketing and sales literature on behalf of the Fund. The fees and expenses of FDI are paid by the manager.

The  following   disclosure  replaces  the  first  sentence  under  the  heading
"Distribution of Fund Shares" found on page 22 of the Investor Class Prospectus and page 17 of the Advisor Class Prospectus.

   The Fund's shares are distributed by FDI, a registered broker-dealer (the Distributor). FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

The following disclosure should be inserted as the last paragraph under the heading "Distribution of Fund Shares" found on page 22 of the Investor Class Prospectus and page 17 of the Advisor Class Prospectus.

   Investors  may  open   accounts  with  American   Century  only  through  the
Distributor. All purchase transactions in the Fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the Distributor.



P.O. Box 419200                                        [american century logo]
Kansas City, Missouri                                          American
64141-6200                                                  Century(reg.sm)
1-800-345-2021 or 816-531-5575

SH-SPL-11256 9801